Consolidated Statement of Comprehensive Earnings (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statement of Comprehensive Earnings
Net earnings	$ 1,041		$ 1,195		$ 875
Other Comprehensive Earnings (Losses)
Foreign currency translation	72		(141)		12
Retirement obligations, net of tax	(260)	[1]	(46)	[1]	(35)	[1]
Deferred cash flow hedges, net of tax	58	[2]	(56)	[2]	7	[2]
Total other comprehensive earnings (losses)	(130)		(243)		(16)
Total comprehensive earnings (losses)	911		952		859
Less: Comprehensive Earnings attributable to noncontrolling interest	38		39		41
Comprehensive earnings attributable to TRW	$ 873		$ 913		$ 818

[1]	Tax on retirement obligations for the years ended December 31, 2012, 2011 and 2010 was $126 million, $(97) million, and $(39) million, respectively.
[2]	Tax on deferred cash flow hedges as of December 31, 2012, 2011 and 2010 was $(19) million, $17 million, and $(3) million, respectively.